Investment in Affiliates	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
INVESTMENT IN AFFILIATES
NOTE 14: INVESTMENT IN AFFILIATES
Navios Maritime Partners L.P.
On August 7, 2007, Navios Holdings formed Navios Partners under the laws of Marshall Islands. Navios GP L.L.C. (the "General Partner"), a wholly owned subsidiary of Navios Holdings, was also formed on that date to act as the general partner of Navios Partners and received a 2% general partner interest.
     Navios Partners is engaged in the seaborne transportation services of a wide range of drybulk commodities including iron ore, coal, grain and fertilizer, and chartering its vessels under medium to long-term charters. The operations of Navios Partners are managed by Navios Shipmanagement Inc. (the "Manager"), from its offices in Piraeus, Greece.
In accordance with the terms of the partnership agreement, on January 1, 2012, all of the outstanding subordinated units converted into 7,621,843 shares of common units (conversion excluded the subordinated Series A units) and on June 29, 2012, the outstanding subordinated Series A units converted into 1,000,000 shares of common units. The common units received upon such conversions have the same distribution rights as all other common units.
As of June 30, 2012, Navios Holdings holds a total of 14,223,763 common units, representing a 23.2% common interest in Navios Partners. Following the conversion of the subordinated units, the common units would in-substance be equivalent to common stock. Accordingly, the common units received in the conversion are not treated as available-for-sale securities and are now accounted for pursuant to the equity method of accounting. As a result, on January 1, 2012, the carrying value of $82,572 of the common units previously accounted for as available for sale securities and $6,158 other comprehensive losses related to the available for sale common units, were reclassified to "Investments in Affiliates".
As of June 30, 2012 and December 31, 2011, the carrying amount of the investment in Navios Partners accounted for under the equity method was $91,946 and $17,688, respectively. As of June 30, 2012 and December 31, 2011, the carrying amount of the investment in available-for-sale common units was $0 and $82,572, respectively.
     Dividends received during the three month periods ended June 30, 2012 and 2011 were $6,733 and $6,187, respectively, and for the six month periods ended June 30, 2012 and 2011 were $13,397 and $12,313, respectively.
Acropolis Chartering and Shipping Inc.
     Navios Holdings has a 50% interest in Acropolis, a brokerage firm for freight and shipping charters. Although Navios Holdings owns 50% of Acropolis' stock, Navios Holdings agreed with the other shareholder that the earnings and amounts declared by way of dividends will be allocated 35% to the Company with the balance to the other shareholder. As of June 30, 2012 and December 31, 2011, the carrying amount of the investment was $336 and $210, respectively. During the three month periods ended June 30, 2012 and 2011, the Company did not receive any dividends and during the six month period ended June 30, 2012 and 2011, the Company received dividends of $140 and $0, respectively.
Navios Maritime Acquisition Corporation
From March 30, 2011, Navios Acquisition has been considered as an affiliate entity of Navios Holdings and not as a controlled subsidiary of the Company, and the investment in Navios Acquisition has been accounted for under the equity method due to the Company's significant influence over Navios Acquisition. Navios Acquisition has been accounted for under the equity method of accounting based on Navios Holdings' economic interest in Navios Acquisition since the preferred stock is considered to be in substance common stock for accounting purposes. As of June 30, 2012, Navios Holdings' ownership of the outstanding voting stock of Navios Acquisition was 45.24% and its economic interest in Navios Acquisition was 53.96%. See Note 3 for a discussion of changes to Navios Holdings' voting power and economic interest in Navios Acquisition.
As of June 30, 2012 and December 31, 2011, the carrying amount of the investment in Navios Acquisition accounted for under the equity method was $95,765 and $99,168, respectively.
     Dividends received during the three month periods ended June 30, 2012 and 2011 were $1,301 and $1,300, respectively, and for the six month periods ended June 30, 2012 and 2011 were $2,601 and $2,601, respectively.
     Summarized financial information of the affiliated companies is presented below:

	June 30, 2012		December 31, 2011
	Navios	Navios	Navios	Navios
Balance Sheet	Partners	Acquisition	Partners	Acquisition
Current assets	$57,114	$79,320	$63,558	$78,907
Noncurrent assets	879,410	1,239,938	846,366	1,116,562
Current liabilities	50,588	77,760	56,705	77,729
Noncurrent liabilities	274,396	1,010,238	293,580	878,891

	Three Month Period Ended		Three Month Period Ended
	June 30, 2012		June 30, 2011
	Navios	Navios	Navios	Navios
Income Statement	Partners	Acquisition	Partners	Acquisition
Revenue	$49,122	$35,945	$45,675	$26,017
Net income/(loss)	16,681	(1,928)	13,511	(3,199)

	Six Month Period Ended		Six Month Period Ended
	June 30, 2012		June 30, 2011
	Navios	Navios	Navios	Navios
Income Statement	Partners	Acquisition	Partners	Acquisition
Revenue	$97,109	$71,662	$88,479	$51,147
Net income/(loss)	33,618	(2,716)	30,111	(3,605)